Schedule of loss before income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IncomeTaxBeforeLossLineItems [Line Items]
Total loss before income taxes	$ (46,236,850)	$ (52,566,734)
UNITED KINGDOM
IncomeTaxBeforeLossLineItems [Line Items]
Total loss before income taxes	(36,277,469)	(38,256,788)
NIGERIA
IncomeTaxBeforeLossLineItems [Line Items]
Total loss before income taxes	(1,813,539)	(1,379,201)
PORTUGAL
IncomeTaxBeforeLossLineItems [Line Items]
Total loss before income taxes	(2,255,825)	(3,416,096)
ARGENTINA
IncomeTaxBeforeLossLineItems [Line Items]
Total loss before income taxes	(3,150,173)	(5,723,728)
SOUTH AFRICA
IncomeTaxBeforeLossLineItems [Line Items]
Total loss before income taxes	(2,083,360)	(3,018,902)
Other Foreign Entities [Member]
IncomeTaxBeforeLossLineItems [Line Items]
Total loss before income taxes	$ (656,484)	$ (772,019)